Asset Impairment - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011 Rigs	Dec. 31, 2011 Rigs
Impaired Long-Lived Assets Held and Used [Line Items]
Number of rigs combined	2	2
Current estimated cost of rigs	$ 385,000,000	$ 385,000,000
Estimated total capitalized interest	50,700,000	50,700,000
Carrying value of rigs	339,500,000	339,500,000
Impairments and other charges	170,000,000	170,000,000
Asset Impairment charge after tax	109,100,000
Fair value of rigs	$ 169,500,000	$ 169,500,000
Discounted rate of interests	10.00%